Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 4,156	$ 3,585
Accumulated depreciation	2,487	1,753
Property, Plant and Equipment, Net	1,669	1,832
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,531	3,122
Accumulated depreciation	2,325	1,640
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	361	294
Accumulated depreciation	121	93
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	264	169
Accumulated depreciation	$ 41	$ 20